INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax loss carry forward	$ 44,814	$ 44,814
Net change in total valuation allowance		1,619
Israeli corporate tax rate	26.50%	25.00%	25.00%	24.00%
U.S.subsidiary [Member]
Income Taxes [Line Items]
Tax loss carry forward	8,552	8,552
Brazilian subsidiary [Member]
Income Taxes [Line Items]
Tax loss carry forward	$ 1,682	$ 1,682